Loans from a Related Party, a Cost Method Investee	12 Months Ended
Dec. 31, 2018
Cost Method Investment/ Loans from a Related Party, a Cost Method Investee [Abstract]
LOANS FROM A RELATED PARTY, A COST METHOD INVESTEE
16.	LOANS FROM A RELATED PARTY, A COST METHOD INVESTEE

The following is a summary of the Company’s loans from Xinjiang Microcredit Refinancing Co. Ltd., which is a cost method investee of the Company, as of December 31, 2018 and 2017:

Lender name	Interest rate	Term	December 31, 2018	December 31, 2017
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 23, 2016 to August 22, 2017	$3,634,989	$3,841,787
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From August 30, 2016 to November 29, 2017	2,180,993	2,305,072
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 1, 2016 to November 30, 2017	1,453,996	1,536,715
Xinjiang Microcredit Refinancing Co. Ltd.	Fixed annual rate of 12.0%	From September 19, 2016 to March 18, 2018	7,269,978	7,683,572
Total loans from a cost method investee			$14,539,956	$15,367,146

Accrued interest expense charged for the loans from the cost method investee were US$191,447, US$1,647,722, and US$1,818,656 for the years ended December 31, 2018, 2017 and 2016, respectively. Penalties for default payment of principal and interest were US$2,448,498, US$882,864 and US$nil for the years end December 31, 2018, 2017 and 2016, respectively.

As of December 31, 2018 and 2017, Fenghui pledged loans receivable aggregating US$21.14 million and US$22.35 million for these loans, and Fenghui shareholder provided guarantee for these loans. (see Note 25)

On August 10, 2017, Xinjiang Microcredit Refinancing Co., Ltd (or “Microcredit Refinance”) transferred the loan receivable of RMB 25,000,000 (approximately US$3,744,196) due from Feng Hui to Xinjiang Kai Di Investment Co., Ltd (or “Kai Di”). On November 17, 2017, Feng Hui entered into an agreement with Kai Di, pursuant to which Feng Hui would transfer its investment in Xinjiang Microcredit Refinancing Co., Ltd. to Kai Di, as a settlement of the loan payable of RMB 25,000,000. However due to the petitions filed by Li Yuqin and Microcredit Refinancing Co., Ltd (see Note 27), the Company’s equity investment in Microcredit Refinance was frozen by the Court and thus neither the Company’s transfer of equity investment to Kai Di nor Microcredit Refinance’s transfer of loan receivable to Kai Di was completed.